Private Placement/Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	May. 05, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common Stock, Shares, Issued	6,902,000	6,713,000		5,713,000
Common Stock, Value, Issued	$ 69	$ 67		$ 57
Private Placement [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued			1,000,000
Share Price			$ 2.00
Common Stock, Value, Issued			$ 2,000,000